N-2	Jul. 01, 2024
Cover [Abstract]
Entity Central Index Key	0001478102
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.